As filed with the Securities and Exchange Commission on December 19, 2011
1933 Act File No.   333-176369

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
__________________

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

☐  PRE-EFFECTIVE AMENDMENT NO.             ☒  POST-EFFECTIVE AMENDMENT NO. 1

MFS® VARIABLE INSURANCE TRUST II
(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston, Massachusetts 02116
(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: (617) 954-5000

Susan S. Newton, Massachusetts Financial Services Company
500 Boylston Street, Boston, Massachusetts 02116
(Name and Address of Agent for Service)
__________________

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON
FILING PURSUANT TO RULE 485(b)

Title of Securities Being Registered:  Initial Class shares of beneficial interest in the series of the Registrant designated MFS Global Governments Portfolio, MFS Government Securities Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Money Market Portfolio and MFS Total Return Portfolio, each a series of MFS Variable Insurance Trust II.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.  PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 2-83616)

This amendment to the Registration Statement on Form N-14 of MFS Variable Insurance Trust II on behalf of each of its series MFS Global Governments Portfolio, MFS Government Securities Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Money Market Portfolio and MFS Total Return Portfolio, filed with the Securities and Exchange Commission on August 19, 2011 (Accession No. 0001193125-11-227429; 1933 Act Registration No. 333-176396) (the “Registration Statement"), is being filed to add Exhibits 4 and 12 to the Registration Statement.  No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

PART C
OTHER INFORMATION

Item 16.Exhibits:

4	Agreement and Plan of Reorganization, dated November 17, 2011; filed herewith.

12	Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters, dated December 2, 2011; filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 19th day of December, 2011.

MFS® VARIABLE INSURANCE TRUST II

By:MARIA F. DIORIODWYER*
Name:Maria F. DiOrioDwyer
Title:President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on December 19, 2011.

SIGNATURE                        TITLE

MARIA F. DIORIODWYER* President (Principal Executive Officer)
Maria F. DiOrioDwyer

JOHN M. CORCORAN* Principal Financial and Accounting Officer
John M. Corcoran

J. KERMIT BIRCHFIELD* Trustee
J. Kermit Birchfield

ROBERT C. BISHOP* Trustee
Robert C. Bishop

FREDERICK H. DULLES* Trustee
Frederick H. Dulles

DAVID D. HORN* Trustee
David D. Horn

MARCIA A. KEAN* Trustee
Marcia A. Kean

RONALD G. STEINHART* Trustee
Ronald G. Steinhart

HAVILAND WRIGHT* Trustee
Haviland Wright

*By:SUSAN A. PEREIRA
Name:Susan A. Pereira
                  as Attorney-in-fact

Executed by Susan A. Pereira on behalf of those indicated pursuant to a Power of Attorney, dated July 13, 2011 (Trustees) and a Power of Attorney, dated July 13, 2011 (DiOrioDwyer) (Corcoran) incorporated by reference to the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-176396), filed with the SEC via EDGAR on August 19, 2011.

INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION OF EXHIBIT

4	Agreement and Plan of Reorganization, dated November 17, 2011; filed herewith.

12	Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters, dated December 2, 2011; filed herewith.

MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET • BOSTON • MASSACHUSETTS 02116-3741
617 • 954-5000

December 19, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:  MFS® Variable Insurance Trust II (the "Trust") on behalf of each of MFS Global Governments Portfolio, MS Government Securities Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Money Market Portfolio and MFS Total Return Portfolio, each a series of the Trust; Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-176396)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 1 ("Amendment"), to the Registration Statement on Form N-14, which was filed with the SEC via EDGAR on August 19, 2011.  Definitive copies of the Prospectus/Proxy Statement and Statement of Additional Information were filed pursuant to Rule 497 on October 6, 2011.

This Amendment is being filed to include definitive copy of the Agreement and Plan of Reorganization (Exhibit 4), and Opinion and Consent of Morgan, Lewis & Bockius LLP relating to certain tax matters (Exhibit 12).

We hereby represent that the Amendment does not contain disclosure which would otherwise render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning this filing, please call the undersigned at (617) 954-5064.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel
SAP/bjn
enclosure